Summary of accounting policies - Summary of Property, Plant and Equipment (Details) (Parenthetical) (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Depreciation on property plant and equipment	$ 3.4	$ 2.7	$ 1.8